Commitments and Contingencies (Detail)	1 Months Ended		3 Months Ended	12 Months Ended
	May 31, 2017 USD ($)	Aug. 31, 2010 USD ($)	Mar. 31, 2017 USD ($) Draw Terms	Dec. 31, 2016 USD ($) Draw Terms	Jun. 30, 2016 USD ($)
Shared Services Agreement
Initial term of lease			123 months	123 months
Number of terms lease can be extended | Terms			2	2
Renewal term option of lease			60 months	60 months
Rent expense				$ 165,000
Annual base rent			$ 600,000	$ 600,000
Rent free term			3 months	3 months
Yearly increases in base rent			3.00%	3.00%
Tenant improvement allowance			$ 1,900,000	$ 1,900,000
Additional tenant improvement allowance available				$ 1,300,000
Amortization period of additional improvement allowance				120 months
Number of draws taken on the additional improvement allowance | Draw			0	0
Future Minimum Payments for Operating Leases
2017				$ 450,929
2018			$ 614,855	614,855
2019			633,364	633,364
2020			652,340	652,340
2021 and thereafter			4,565,888	4,565,888
Total			6,917,376	6,917,376
2017 (nine months)			450,929
Proceeds from commercialization award grant		$ 10,300,000
Commercialization grant award, contract term		3 years
Scenario, Forecast
Future Minimum Payments for Operating Leases
Consideration paid for settlement of lease	$ 3,800,000
Standby Letters of Credit
Shared Services Agreement
Initial amount of standby letter of credit			2,400,000	2,400,000	$ 2,400,000
Reduced amount of standby letter of credit if certain conditions are met			$ 800,000	$ 800,000